RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Total Financial Assets	$ 224,607,096	$ 181,261,533
Total Financial Liabilities	199,393,992	157,728,501
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	229,705,123	179,126,133
Total Financial Liabilities	210,052,616	164,033,914
Net Amount	$ 19,652,507	$ 15,092,219
Average rate Assets	31.37%	46.52%
Average rate Liabilities	23.60%	33.70%
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Up to 30 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	$ 94,212,108	$ 57,417,639
Total Financial Liabilities	110,298,588	68,842,995
Net Amount	$ (16,086,480)	$ (11,425,356)
Average rate Assets	33.76%	50.15%
Average rate Liabilities	31.29%	40.67%
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 30 to 90 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	$ 23,283,810	$ 20,427,549
Total Financial Liabilities	23,704,722	18,271,575
Net Amount	$ (420,912)	$ 2,155,974
Average rate Assets	37.13%	62.53%
Average rate Liabilities	16.88%	36.72%
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 90 to 180 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	$ 21,884,220	$ 15,594,538
Total Financial Liabilities	5,066,130	6,965,625
Net Amount	$ 16,818,090	$ 8,628,913
Average rate Assets	37.10%	62.88%
Average rate Liabilities	15.85%	28.94%
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 180 to 385 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	$ 13,991,605	$ 16,684,376
Total Financial Liabilities	1,500,505	9,086,825
Net Amount	$ 12,491,100	$ 7,597,551
Average rate Assets	44.08%	61.73%
Average rate Liabilities	42.82%	34.96%
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | More than 365 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	$ 76,333,380	$ 69,002,031
Total Financial Liabilities	69,482,671	60,866,894
Net Amount	$ 6,850,709	$ 8,135,137
Average rate Assets	22.70%	31.39%
Average rate Liabilities	13.45%	25.25%